Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Total Stockholder Return ($)(3)	Peer Group Total Stockholder Return ($)(4)	Net Income (Loss) ($ in thousands)(5)	Company Selected Measure: Adjusted EBITDA ($ in thousands)(6)
2025	7,651,727	13,124,588	9,630,022	14,021,173	98	108	(241,349)	33,671

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Amounts shown are the total compensation as calculated in the Summary Compensation Table for our PEO (Michael Novogratz) and the average for our non-PEO NEOs (Anthony Paquette, Christopher Ferraro, Erin Brown and Matthew Friedrich).
Peer Group Issuers, Footnote	The peer group used for the purpose of this disclosure in each covered year is the Nasdaq U.S. Benchmark Financial Services Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. This column assumes $100.00 was invested in this peer group on May 16, 2025 (the date our Class A common stock began trading on Nasdaq).
PEO Total Compensation Amount	$ 7,651,727
PEO Actually Paid Compensation Amount	$ 13,124,588
Adjustment To PEO Compensation, Footnote	Amounts shown represent the amount of “compensation actually paid” to our PEO and non-PEO NEOs. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences to the assumptions used to compute the valuation of the equity awards for calculating the “compensation actually paid” from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for fiscal 2025 to determine the “compensation actually paid” to each such person.

Fiscal Year 2025	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	7,651,727	9,630,022
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year 2025	(4,180,351)	(6,370,635)
Plus: Fair Value at Fiscal Year-End 2025 of Outstanding and Unvested Option Awards and Stock Awards Granted During Fiscal Year 2025	9,195,622	10,648,289
Plus: Change in Fair Value at Fiscal Year-End 2025 vs. Fiscal Year-End 2024 of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	1,009,020	1,241,650
Plus: Fair Value at Vesting Date in Fiscal Year 2025 of Option Awards and Stock Awards Granted in Fiscal Year 2025 that Vested During Fiscal Year 2025	—	929,473
Plus: Change in Fair Value as of Vesting Date in Fiscal Year 2025 vs. Fiscal Year-End 2025 of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year 2025	(551,430)	(2,057,627)
Compensation Actually Paid	13,124,588	14,021,173

Non-PEO NEO Average Total Compensation Amount	$ 9,630,022
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,021,173
Compensation Actually Paid vs. Total Shareholder Return	Chart Showing Graphical Relationship Between PEO and Non-PEO NEOs Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income	Chart Showing Graphical Relationship Between PEO and Non-PEO NEOs Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Chart Showing Graphical Relationship Between PEO and Non-PEO NEOs Compensation Actually Paid and Adjusted EBITDA
Tabular List, Table
The financial performance measures listed below (unranked) represent all of the financial performance measures that we consider to have been the most important in linking “compensation actually paid” to our Named Executive Officers to company performance in 2025.
•Net income (loss);
•Total equity capital;
•Adjusted EBITDA; and
•Adjusted gross profit.
Total Shareholder Return Amount	$ 98
Peer Group Total Shareholder Return Amount	108
Net Income (Loss)	$ (241,349,000)
Company Selected Measure Amount	33,671,000
PEO Name	Michael Novogratz
Additional 402(v) Disclosure	Total Shareholder Return reflects the cumulative total return of an initial $100 investment in our Class A common stock, measured from May 16, 2025 (the date our Class A common stock began trading on Nasdaq). Prior to listing on Nasdaq, and until March 19, 2026, our Class A common stock traded on the Toronto Stock Exchange (“TSX”). If the period between December 31, 2024 and May 16, 2025 is included, and assuming an initial investment of $100.00, the TSR for fiscal year 2025 was $128.74. The TSX closing price as of December 31, 2024 was converted to USD using the daily exchange rate of $0.6950 published by the Bank of Canada as of such date. Historic stock price performance is not necessarily indicative of future stock price performance.Reflects the net income (loss) as reported in our audited financial statements for the fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Net income (loss);
Non-GAAP Measure Description	Adjusted EBITDA is defined as net income (loss) excluding (i) equity based compensation and related expense, (ii) notes interest expense and other expense, (iii) tax expense / (benefit), (iv) depreciation and amortization expense, (v) unrealized (gain) / loss on notes payable – derivative, (vi) mining-related impairment loss / loss on disposal of mining equipment, (vii) settlement expense, (viii) other (income) / expense, net and (ix) reorganization and reorganization merger costs that we believe are not indicative of our ongoing results.
Measure:: 2
Pay vs Performance Disclosure
Name	Total equity capital;
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted gross profit
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,180,351)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,195,622
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,009,020
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(551,430)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,370,635)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,648,289
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,241,650
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	929,473
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,057,627)